SEGMENTED INFORMATION - Disclosure of property and equipment by location (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property and equipment	$ 644	$ 466
Sweden [Member]
Disclosure of operating segments [line items]
Property and equipment	54	31
USA [Member]
Disclosure of operating segments [line items]
Property and equipment	$ 590	$ 435